Short-Term Loans and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Long-Term Debt	Long-term debt consisted of the following:

	December 31
	2019	2018
	(Millions of yen)
Loan from banks; bearing interest of 0.08% at December 31, 2019 and 0.07% at December 31, 2018 *1	354,000	360,000
Other debt *2	4,574	4,602

	358,574	364,602
Less current portion	(1,234)	(2,640)

	357,340	361,962

*1
Canon has the unsecured revolving credit facility contracts expiring in December 2021. Canon prepaid ¥6,000
million of the loan with cash flows generated during the year ended December 31, 2019. The outstanding loans under the credit facilities are
¥354,000 million at a floating interest of 0.08% and Canon has no unused credit facilities as of December 31, 2019.

*2	The other debt consisted of term-loans and finance lease obligations as of December 31, 2019 and 2018.

Aggregate Annual Maturities of Long-Term Debt Outstanding
The aggregate annual maturities of long-term debt outstanding at December 31, 2019 were as follows:

(Millions of yen)
Year ending December 31:
2020	1,234
2021	355,199
2022	821
2023	487
2024	203
Thereafter	630

358,574